UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                                       AIG
                                MONEY MARKET FUND


                                  ANNUAL REPORT
                                OCTOBER 31, 2004


                                      AIG


                                   ADVISED BY
                           AIG GLOBAL INVESTMENT CORP.
--------------------------------------------------------------------------------

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statement of Net Assets ...................................................   2

Statement of Operations ...................................................   4

Statement of Changes in Net Assets ........................................   5

Financial Highlights ......................................................   6

Notes to Financial Statements .............................................   7

Report of Independent Registered Public Accounting Firm ...................  11

Trustees and Officers of The Advisors' Inner Circle Fund ..................  12

Disclosure of Fund Expenses ...............................................  16

Notice to Shareholders ....................................................  17

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2004
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*

                               [BAR CHART OMITTED]

Banks                                                                      57.3%
Repurchase Agreements                                                      24.2%
Financial Services                                                         10.2%
Securities Brokerage/Dealer                                                 4.9%
Pharmaceuticals                                                             3.4%

* PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
    FACE
   AMOUNT                                                              VALUE
   (000)                                                               (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (51.1%)
-------------------------------------------------------------------------------
BANKS (51.1%)
-------------------------------------------------------------------------------
               ABN Amro Bank, N.V.
$     25,000     1.450%, 11/17/04                                    $   25,000
               Barclays Bank PLC
      50,000     1.860%, 11/22/04                                        50,000
               Calyon
      40,000     2.000%, 01/18/05                                        40,000
               Canadian Imperial Bank of Commerce
      45,000     1.860%, 11/26/04                                        45,000
               Credit Suisse First Boston
      40,000     1.795%, 11/08/04                                        40,000
               Dexia Banque Belgique
      45,000     1.860%, 11/26/04                                        45,000
               Eurohypo
      40,000     1.935%, 11/26/04                                        40,000
               HBOS Treasury Services PLC
      25,000     1.280%, 11/08/04                                        25,000
      25,000     1.800%, 11/23/04                                        25,000
               Royal Bank of Scotland PLC
      50,000     1.820%, 11/23/04                                        50,000
               State Street Bank & Trust
      50,000     1.800%, 11/19/04                                        50,000
               Wells Fargo Bank, NA
      40,000     1.840%, 11/22/04                                        40,000

-------------------------------------------------------------------------------
                                                                        475,000
-------------------------------------------------------------------------------
               TOTAL CERTIFICATES OF DEPOSIT
               (Cost $475,000)                                          475,000
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   FACE
  AMOUNT                                                               VALUE
(000)/SHARES                                                           (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (18.4%)
-------------------------------------------------------------------------------
FINANCIAL SERVICES (10.2%)
-------------------------------------------------------------------------------
               General Electric Capital Corporation
$     50,000     1.800%, 12/09/04                                    $   49,905
               National Rural Utilities
      45,000     1.790%, 11/10/04                                        44,980
-------------------------------------------------------------------------------
                                                                         94,885
-------------------------------------------------------------------------------
PHARMACEUTICALS (3.4%)
-------------------------------------------------------------------------------
               Bristol-Myers Squibb Company
      31,800     1.910%, 11/22/04                                        31,765
-------------------------------------------------------------------------------
                                                                         31,765
-------------------------------------------------------------------------------
SECURITIES BROKERAGE/DEALERS (4.8%)
-------------------------------------------------------------------------------
               Citigroup Global Markets Holdings
      45,000     1.780%, 11/04/04                                        44,993
-------------------------------------------------------------------------------
                                                                         44,993
-------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost $171,643)                                          171,643
-------------------------------------------------------------------------------
TIME DEPOSITS (6.2%)
-------------------------------------------------------------------------------
  17,825,000   National Australia Bank                                   17,825
  40,000,000   WESTLB, A.G.                                              40,000
-------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost $57,825)                                            57,825
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (24.2%)
-------------------------------------------------------------------------------
      75,000   ABM Amro Bank,
               1.870%, dated 10/29/04, to be
               repurchased 11/01/04, repurchase price
               $75,011,688 (Collateralized by U.S.
               Government obligations, ranging in
               par value $24,757,000-$50,000,000,
               1.500%-5.250%, 09/21/05-01/15/09;
               with total market value $76,500,071)                      75,000

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONCLUDED)                        AIG MONEY MARKET FUND
OCTOBER 31, 2004
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
-------------------------------------------------------------------------------
    FACE
   AMOUNT                                                              VALUE
   (000)                                                               (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
-------------------------------------------------------------------------------
$     75,000   Barclays Bank PLC,
               1.860%, dated 10/29/04, to be
               repurchased 11/01/04, repurchase price
               $75,011,625 (Collateralized by U.S.
               Government obligations, ranging in
               par value $3,437,000-$5,658,000,
               1.960%-6.930%, 11/26/04-09/17/12;
               with total market value $76,500,763)                  $   75,000
      75,000   Morgan Stanley,
               1.840%, dated 10/29/04, to be
               repurchased 11/01/04, repurchase price
               $75,011,500 (Collateralized by U.S.
               Government obligations, ranging in
               par value $10,505,000-$25,000,000,
               4.000%-5.900%, 09/10/09-04/26/24;
               with total market value $77,252,354)                      75,000
-------------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $225,000)                                          225,000
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS (99.9%)
               (Cost $929,468)                                          929,468
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
-------------------------------------------------------------------------------
               Investment Advisory Fees Payable                             (85)
               Administration Fees Payable                                  (47)
               Distribution Fees Payable                                    (19)
               Trustees' Fees Payable                                        (3)
               Other Assets and Liabilities, Net                          1,021
-------------------------------------------------------------------------------
               TOTAL OTHER ASSETS AND LIABILITIES                           867
-------------------------------------------------------------------------------
               NET ASSETS (100.0%)                                   $  930,335
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Portfolio Shares (unlimited authorization
   -- no par value)                                                  $  930,335
-------------------------------------------------------------------------------
NET ASSETS                                                           $  930,335
-------------------------------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class A
   ($829,782,852 / 829,818,159 shares)                               $     1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class B
   ($100,552,241 / 100,532,450 shares)                               $     1.00
-------------------------------------------------------------------------------
PLC -- Public Limited Company

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                                   $   14,168
                                                                     ----------
   Total Investment Income                                               14,168
                                                                     ----------

EXPENSES:
   Investment Advisory Fees                                               2,920
   Administration Fees                                                      617
   Distribution Fees (1)                                                    436
   Trustees' Fees                                                             5
   Transfer Agent Fees                                                       89
   Custodian Fees                                                            71
   Professional Fees                                                         22
   Registration and Filing Fees                                              15
   Printing Fees                                                             14
   Other Fees                                                                27
                                                                     ----------
   Total Expenses                                                         4,216
                                                                     ----------
   Less: Investment Advisory Fees Waived                                 (2,743)
   Distribution Fees Waived                                                (187)
   Administration Fees Waived                                               (70)
                                                                     ----------
   Net Expenses                                                           1,216
                                                                     ----------
   Net Investment Income                                                 12,952
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $   12,952
                                                                     ==========

(1)   Distribution fees are incurred by Class B shares only.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND                                                      2004             2003
-----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      12,952    $      12,079
   Net Realized Gain on Investments                                               --               14
                                                                       -------------    -------------
     Increase in Net Assets Resulting from Operations                         12,952           12,093
                                                                       -------------    -------------

DIVIDENDS:
   Net Investment Income
     Class A                                                                 (11,826)         (10,968)
     Class B                                                                  (1,146)          (1,115)
                                                                       -------------    -------------
   Total Dividends                                                           (12,972)         (12,083)
                                                                       -------------    -------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                                              176,403,159      182,108,054
     In Lieu of Cash Distributions                                            11,790           10,945
     Redeemed                                                           (176,499,529)    (182,005,542)
                                                                       -------------    -------------
       Net Class A Share Transactions                                        (84,580)         113,457
                                                                       -------------    -------------
   Class B
     Issued                                                                   43,142           80,915
     In Lieu of Cash Distributions                                             1,141            1,114
     Redeemed                                                                (92,176)         (79,657)
                                                                       -------------    -------------
       Net Class B Share Transactions                                        (47,893)           2,372
                                                                       -------------    -------------
Net Increase (Decrease) in Net Assets from Capital Share Transaction        (132,473)         115,829
                                                                       -------------    -------------
Total Increase (Decrease) in Net Assets                                     (132,493)         115,839

NET ASSETS:
   Beginning of Year                                                       1,062,828          946,989
                                                                       -------------    -------------
   End of Year                                                         $     930,335    $   1,062,828
                                                                       =============    =============

   Undistributed Net Investment Income                                 $          --    $          20
                                                                       =============    =============

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,

                      NET                                                           NET
                     ASSET                                DIVIDENDS                ASSET
                     VALUE        NET          TOTAL      FROM NET                 VALUE
                   BEGINNING   INVESTMENT      FROM      INVESTMENT     TOTAL       END
                    OF YEAR     INCOME      OPERATIONS     INCOME     DIVIDENDS   OF YEAR
                   ---------   ----------   ----------   ----------   ---------   -------
---------------------
AIG MONEY MARKET FUND
---------------------
 CLASS A
   2004            $    1.00   $     0.01*  $     0.01*  $    (0.01)  $   (0.01)  $  1.00
   2003                 1.00         0.01         0.01        (0.01)      (0.01)     1.00
   2002                 1.00         0.02         0.02        (0.02)      (0.02)     1.00
   2001                 1.00         0.05         0.05        (0.05)      (0.05)     1.00
   2000                 1.00         0.06         0.06        (0.06)      (0.06)     1.00
 CLASS B
   2004            $    1.00   $     0.01*  $     0.01*  $    (0.01)  $   (0.01)  $  1.00
   2003                 1.00         0.01         0.01        (0.01)      (0.01)     1.00
   2002                 1.00         0.01         0.01        (0.01)      (0.01)     1.00
   2001                 1.00         0.04         0.04        (0.04)      (0.04)     1.00
   2000                 1.00         0.06         0.06        (0.06)      (0.06)     1.00

                                                           RATIO        RATIO
                                  NET                      OF NET    OF EXPENSES
                                 ASSETS       RATIO      INVESTMENT  TO AVERAGE
                                  END      OF EXPENSES     INCOME    NET ASSETS
                     TOTAL      OF YEAR     TO AVERAGE   TO AVERAGE  (EXCLUDING
                    RETURN+      (000)      NET ASSETS   NET ASSETS   WAIVERS)
                   ---------   ----------   ----------   ----------   ----------
---------------------
AIG MONEY MARKET FUND
---------------------

 CLASS A
   2004                 1.15%  $  829,783         0.08%        1.13%        0.33%
   2003                 1.07      914,380         0.17         1.07         0.33
   2002                 1.71      800,913         0.22         1.72         0.32
   2001                 4.70    1,367,925         0.22         4.38         0.32
   2000                 6.11      441,711         0.25         5.92         0.35
 CLASS B
   2004                 0.95%  $  100,552         0.28%        0.93%        0.68%
   2003                 0.77      148,448         0.47         0.77         0.68
   2002                 1.36      146,076         0.57         1.35         0.67
   2001                 4.34      153,852         0.57         4.18         0.67
   2000                 5.74       89,397         0.60         5.53         0.70

+ Returns are for the year indicated and have not been annualized. Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator during the periods indicated.

*   Per share calculations based on the Average Shares method.

Note (unaudited): The 7-day current and effective annualized yields, as of October 31, 2004, are: Class A shares 1.67% and 1.68%, respectively and Class B shares 1.47% and 1.48%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2004
--------------------------------------------------------------------------------

1.    ORGANIZATION:

      THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 43 funds. The financial statements herein are those of one such fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

      The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

      The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.    SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of the significant accounting policies followed by the Fund.

            USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

            SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

            REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2004
--------------------------------------------------------------------------------

            EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

            DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.    TRANSACTIONS WITH AFFILIATES:

      Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.    ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENCY
      AGREEMENTS:

      The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.04% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

      The Fund and the Administrator entered into an agreement dated May 19, 2000, whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $70,000 of Administration fees for the year ended October 31, 2004.

      The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

      AIG Equity Sales Corp., an indirect wholly owned subsidiary of American International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided. The Sub-Distributor has voluntarily agreed to waive 0.15%. The waiver is voluntary and may be terminated at any time.

      DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2004
--------------------------------------------------------------------------------

5.    INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

      The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). AIG Capital Management Corp. served as the Advisor to the Fund prior to December 31, 2003, at which time AIG Capital Management Corp. merged with and into AIG Global Investment Corp. Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A and not more than 0.75% of the Fund's average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time.

      Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.    FEDERAL TAX INFORMATION:

      It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

      The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

      The tax character of dividends and distributions paid during the years ended October 31, 2004 and October 31, 2003 were as follows:

                                            ORDINARY
                                             INCOME
                            YEAR              (000)
                            ----            --------
                            2004            $ 12,972
                            2003              12,083

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2004
--------------------------------------------------------------------------------

      As of October 31, 2004, the components of Distributable Earnings were as follows (000):

        Undistributed Ordinary Income ...........................   $  1,372
        Other Temporary Differences..............................     (1,372)
                                                                    --------
        Total Distributable Earnings.............................   $      0
                                                                    ========

      For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, there were no capital loss carryforwards.

7.    CONCENTRATION OF CREDIT RISK:

      The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2004, is as follows (unaudited):

                            S & P                MOODY'S
                         ------------           ----------
                         A1+     83.3%          P1   100.0%
                         A1      16.7           NR      --
                                -----                -----
                                100.0%               100.0%
                                =====                =====

      In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of AIG Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN THE
                               TERM OF                                               ADVISORS' INNER
                POSITION(S)  OFFICE AND                                                CIRCLE FUND
NAME, ADDRESS,   HELD WITH    LENGTH OF            PRINCIPAL OCCUPATION(S)             OVERSEEN BY          OTHER DIRECTORSHIPS
    AGE(1)       THE TRUST  TIME SERVED(2)           DURING PAST 5 YEARS              BOARD MEMBER        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY    Trustee   (Since 1993)   Vice Chairman of Ameritrust Texas N.A.,        43           Trustee of The Advisors'
77 yrs. old                                1989-1992, and MTrust Corp., 1985-1989.                     Inner Circle Fund II, The
                                                                                                       MDL Funds, and The
                                                                                                       Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.         Trustee   (Since 1993)   Pennsylvania State University, Senior          43           Member and Treasurer, Board
PATTERSON                                  Vice President, Treasurer (Emeritus);                       of Trustees of Grove City
87 yrs. old                                Financial and Investment Consultant,                        College. Trustee of The
                                           Professor of Transportation since 1984;                     Advisors' Inner Circle Fund
                                           Vice President-Investments, Treasurer,                      II, The MDL Funds, and The
                                           Senior Vice President (Emeritus),                           Expedition Funds
                                           1982-1984. Director, Pennsylvania
                                           Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.         Trustee   (Since 1993)   Private investor from 1987 to present.         43           Trustee of The Advisors'
PETERS                                     Vice President and Chief Financial                          Inner Circle Fund II, The
75 yrs. old                                Officer, Western Company of North                           MDL Funds, and The
                                           America (petroleum service company),                        Expedition Funds.
                                           1980-1986. President of Gene Peters and
                                           Associates (import company), 1978-1980.
                                           President and Chief Executive Officer
                                           of Jos. Schlitz Brewing Company before
                                           1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.          Trustee   (Since 1994)   Attorney, solo practitioner since 1994.        43           Trustee of The Advisors'
STOREY                                     Partner, Dechert (law firm), September                      Inner Circle Fund II, The
73 yrs. old                                1987-December 1993.                                         MDL Funds, The Expedition
                                                                                                       Funds, State Street Research
                                                                                                       Funds and Massachusetts
                                                                                                       Health and Education
                                                                                                       Tax-Exempt Trust. SEI Asset
                                                                                                       Allocation Trust, SEI Daily
                                                                                                       Income Trust, SEI Index
                                                                                                       Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust.
------------------------------------------------------------------------------------------------------------------------------------

(1)   Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
      Pennsylvania 19456.

(2)   Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                               TERM OF                                              IN THE ADVISORS'
                POSITION(S)  OFFICE AND                                             INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH    LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
    AGE(1)       THE TRUST  TIME SERVED(2)           DURING PAST 5 YEARS                 MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)

GEORGE J.         Trustee   (Since 1999)   Chief Executive Officer, Newfound              43           Trustee, State Street
SULLIVAN, JR.                              Consultants, Inc. since April 1997.                         Navigator Securities Lending
62 yrs. old                                General Partner, Teton Partners, L.P.,                      Trust, since 1995. Trustee
                                           June 1991-December 1996; Chief Financial                    of The Advisors' Inner
                                           Officer, Nobel Partners, L.P., March                        Circle Fund II, The MDL
                                           1991-December 1996; Treasurer and Clerk,                    Funds, The Expedition Funds,
                                           Peak Asset Management, Inc., since 1991.                    SEI Asset Allocation Trust,
                                                                                                       SEI Daily Income Trust, SEI
                                                                                                       Index Funds, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, SEI
                                                                                                       Absolute Return Master Fund,
                                                                                                       L.P., SEI Opportunity Master
                                                                                                       Fund, L.P., SEI Absolute
                                                                                                       Return Fund, L.P. and SEI
                                                                                                       Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.        Chairman   (Since 1991)   Currently performs various services            43           Trustee of The Advisors'
NESHER            of the                   on behalf of SEI Investments for which                      Inner Circle Fund II, Bishop
58 yrs. old      Board of                  Mr. Nesher is compensated. Executive                        Street Funds, The Expedition
                 Trustees                  Vice President of SEI Investments,                          Funds, The MDL Funds, SEI
                                           1986-1994. Director and Executive                           Asset Allocation Trust, SEI
                                           Vice President of the Administrator                         Daily Income Trust, SEI
                                           and the Distributor, 1981-1994.                             Index Funds, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, SEI
                                                                                                       Opportunity Master Fund,
                                                                                                       L.P., SEI Opportunity Fund,
                                                                                                       L.P., SEI Absolute Return
                                                                                                       Master Fund, L.P., SEI
                                                                                                       Absolute Return Fund, L.P.,
                                                                                                       SEI Global Master Fund, PLC,
                                                                                                       SEI Global Assets Fund, PLC,
                                                                                                       SEI Global Investments Fund,
                                                                                                       PLC and SEI Investments
                                                                                                       Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

(1)   Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
      Pennsylvania 19456.

(2)   Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                               TERM OF                                              IN THE ADVISORS'
                POSITION(S)  OFFICE AND                                             INNER CIRCLE FUND       OTHER DIRECTORSHIPS
NAME, ADDRESS,   HELD WITH    LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD          HELD BY BOARD
    AGE(1)       THE TRUST  TIME SERVED(2)           DURING PAST 5 YEARS             MEMBER/OFFICER           MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
(CONTINUED)

WILLIAM M.        Trustee   (Since 1992)   Self-employed consultant since 2003.            43          Director of SEI Investments
DORAN                                      Partner, Morgan, Lewis & Bockius LLP                        Company and SEI Investments
1701 Market                                (law firm), counsel to the Trust, SEI                       Distribution Co., Trustee of
Street                                     Investments, the Administrator and the                      The Advisors' Inner Circle
Philadelphia,                              Distributor from 1976-2003. Director of                     Fund II, The MDL Funds, The
PA 19103                                   Distributor since 2003. Director of SEI                     Expedition Funds, SEI Asset
64 yrs. old                                Investments since 1974; Secretary of SEI                    Allocation Trust, SEI Daily
                                           Investments since 1978.                                     Income Trust, SEI Index
                                                                                                       Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust and SEI Tax
                                                                                                       Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F.         President  (Since 2003)   Senior Operations Officer, SEI                  N/A                      N/A
VOLK, CPA                                  Investments, Fund Accounting and
42 yrs. old                                Administration since 1996; Assistant
                                           Chief Accountant for the U.S. Securities
                                           and Exchange Commission from
                                           1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
PETER           Controller  (Since 2004)   Director, SEI Investments, Fund                 N/A                      N/A
GOLDEN           and Chief                 Accounting and Administration since
40 yrs. old      Financial                 June 2001. From March 2000 to 2001,
                  Officer                  Vice President of Funds Administration
                                           for J.P. Morgan Chase & Co. From
                                           1997 to 2000, Vice President of Pension
                                           and Mutual Fund Accounting for Chase
                                           Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.         Chief    (Since 2004)   Vice President and Assistant Secretary          N/A                      N/A
ZITELLI         Compliance                 of SEI Investments Global Funds
36 yrs. old       Officer                  Services and SEI Investments
                                           Distribution Co. from 2000-2004;
                                           Vice President, Merrill Lynch & Co.
                                           Asset Management Group from 1998-
                                           2000; Associate at Pepper Hamilton LLP
                                           from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

(1)   The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2)   Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                               TERM OF                                              IN THE ADVISORS'
                POSITION(S)  OFFICE AND                                             INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH    LENGTH OF            PRINCIPAL OCCUPATION(S)             OVERSEEN BY             OTHER DIRECTORSHIPS
    AGE(1)       THE TRUST  TIME SERVED              DURING PAST 5 YEARS                 OFFICER                HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES              Vice     (Since 2004)   Employed by SEI Investments Company             N/A                      N/A
NDIAYE           President                 since 2004. Vice President, Deutsche
36 yrs. old         and                    Asset Management from 2003-2004.
                 Secretary                 Associate, Morgan, Lewis & Bockius LLP
                                           from 2000- 2003. Counsel, Assistant
                                           Vice President, ING Variable Annuities
                                           Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.         Vice     (Since 2000)   General Counsel, Vice President and             N/A                      N/A
BARTO            President                 Secretary of SEI Investments Global
36 yrs. old         and                    Funds Services since 1999; Associate,
                 Assistant                 Dechert (law firm) from 1997-1999;
                 Secretary                 Associate, Richter, Miller & Finn (law
                                           firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN               Vice
MUNERA           President  (Since 2002)   Middle Office Compliance Officer at SEI         N/A                      N/A
41 yrs. old         and                    Investments since 2000; Supervising
                 Assistant                 Examiner at Federal Reserve Bank of
                 Secretary                 Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.          Vice     (Since 2004)   Employed by SEI Investments Company             N/A                      N/A
MASTERSON        President                 since 2004. General Counsel, CITCO
40 yrs. old         and                    Mutual Fund Services from 2003-2004.
                 Assistant                 Vice President and Associate Counsel,
                 Secretary                 Oppenheimer Funds from 2001-2003 and
                                           Vice President and Assistant Counsel
                                           from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

(1)   The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return - the account values shown do not apply to your specific investment.

--------------------------------------------------------------------------
                             BEGINNING     ENDING                  EXPENSE
                              ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                               VALUE       VALUE        EXPENSE     DURING
                              05/01/04    10/31/04      RATIOS     PERIOD*
--------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $ 1,000.00  $ 1,006.50         0.10%  $  0.50
Class B                        1,000.00    1,005.50         0.30      1.51

HYPOTHETICAL 5% RETURN
Class A                        1,000.00    1,024.63         0.10      0.51
Class B                        1,000.00    1,023.63         0.30      1.53
--------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                             NOTICE TO SHAREHOLDERS
                                       OF
                              AIG MONEY MARKET FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

   LONG-LONG
   (15% RATE)     ORDINARY
  CAPITAL GAIN     INCOME          TOTAL      TAX-EXEMPT    QUALIFYING
  DISTRIBUTION  DISTRIBUTIONS  DISTRIBUTIONS   INTEREST    DIVIDENDS (1)
  ------------  -------------  -------------  ----------   -------------
     0.00%         100.00%        100.00%       0.00%          0.00%

----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

----------
THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

                                     NOTES

--------------------------------------------------------------------------------
INVESTMENT ADVISOR:
AIG GLOBAL INVESTMENT CORP.
70 PINE STREET
NEW YORK, NY 10270

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

SUB-DISTRIBUTOR:
AIG EQUITY SALES CORP.
70 PINE STREET
NEW YORK, NY 10270

ADMINISTRATOR:
SEI INVESTMENTS GLOBAL FUNDS SERVICES
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP
1111 PENNSYLVANIA AVE., N.W.
WASHINGTON, D.C. 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
KPMG LLP
1601 MARKET STREET
PHILADELPHIA, PA 19103

For information call: 1-800-845-3885

This information must be preceded or accompanied by a current prospectus.

AIG-AR-005-1100
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.